Deferred Tax Assets and Liabilities	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Deferred Tax Assets and Liabilities
24.	Deferred Tax Assets and Liabilities

(a)	Unrecognized deferred tax liabilities

As of December 31, 2016 and 2017, in relation to the temporary differences on investments in subsidiaries amounting to ~~W~~149,616 million and ~~W~~103,946 million, the Controlling Company did not recognize deferred tax liabilities since the Controlling Company is able to control the timing of the reversal of the temporary difference and it is probable that the temporary differences will not reverse in the foreseeable future.

(b)	Unused tax credit carryforwards for which no deferred tax asset is recognized

Realization of deferred tax assets related to tax credit carryforwards is dependent on whether sufficient taxable income will be generated prior to their expiration. As of December 31, 2017, the Controlling Company recognized deferred tax assets of ~~W~~268,926 million, in relation to tax credit carryforwards, to the extent that management believes the realization is probable. The amount of unused tax credit carryforwards for which no deferred tax asset is recognized and their expiration dates are as follows:

(In millions of won)
	December 31, 2018		December 31, 2019	December 31, 2020	December 31, 2021	December 31, 2022
Tax credit carryforwards	~~W~~	—	—	—	58,391	91,862

(c)	Deferred tax assets and liabilities are attributable to the following:

(In millions of won)	Assets			Liabilities		Total
	December, 31, 2016		December, 31, 2017	December, 31, 2016	December, 31, 2017	December, 31, 2016	December, 31, 2017
Other accounts receivable, net	~~W~~	—	—	(1,190)	(1,441)	(1,190)	(1,441)
Inventories, net		35,771	34,550	—	—	35,771	34,550
Defined benefit liabilities, net		10,817	2,375	—	—	10,817	2,375
Unrealized gain or loss and others		34,777	29,061	—	—	34,777	29,061
Accrued expenses		122,998	183,903	—	—	122,998	183,903
Property, plant and equipment		338,860	409,928	—	—	338,860	409,928
Intangible assets		744	3,457	(31,771)	(24,646)	(31,027)	(21,189)
Provisions		15,051	27,018	—	—	15,051	27,018
Gain or loss on foreign currency translation, net		11	13	—	—	11	13
Others		21,435	27,562	—	—	21,435	27,562
Tax credit carryforwards		287,400	268,926	—	—	287,400	268,926

Deferred tax assets (liabilities)	~~W~~	867,864	986,793	(32,961)	(26,087)	834,903	960,706

(d)	Changes in deferred tax assets and liabilities for the years ended December 31, 2016 and 2017 are as follows:

(In millions of won)
	January 1, 2016		Profit or loss	Other compre- hensive income (loss)	December 31, 2016	Profit or loss	Other compre- hensive income	December 31, 2017
Other accounts receivable, net	~~W~~	(2,388)	1,198	—	(1,190)	(251)	—	(1,441)
Inventories, net		46,449	(10,678)	—	35,771	(1,221)	—	34,550
Available-for-sale financial assets		(19)	—	19	—	—	—	—
Defined benefit liabilities, net		58,962	(10,551)	(37,594)	10,817	(17,701)	9,259	2,375
Unrealized gain or loss and others		9,121	25,656	—	34,777	(5,716)	—	29,061
Accrued expenses		122,002	996	—	122,998	60,905	—	183,903
Property, plant and equipment		271,252	67,608	—	338,860	71,068	—	409,928
Intangible assets		(33,846)	2,819	—	(31,027)	9,838	—	(21,189)
Provisions		14,152	899	—	15,051	11,967	—	27,018
Gain or loss on foreign currency translation, net		11	—	—	11	2	—	13
Others		25,253	(3,818)	—	21,435	6,127	—	27,562
Tax credit carryforwards		385,017	(97,617)	—	287,400	(18,474)	—	268,926

Deferred tax assets (liabilities)	~~W~~	895,966	(23,488)	(37,575)	834,903	116,544	9,259	960,706

Statutory tax rate applicable to the Controlling Company is 24.2% for the year ended December 31, 2017. During the year ended December 31, 2017, certain amendments to corporate income tax rules in Korea were enacted and effective on January 1, 2018 that resulted in application of 27.5% for taxable income in excess of ~~W~~300,000 million. Accordingly, the Controlling Company recorded the impact from the amendment in 2017.